Redeemable Non-Controlling Interests - Reconciliation of Redeemable Non-controlling Interest Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of year	$ 223,141	$ 0
Capital contribution	107,457	215,684
Income allocated to IGH	65,665	7,457	$ 0
Dividends paid	(7,307)	0	0
Return of capital	(32,039)	0	0
Balance at end of year	$ 356,917	$ 223,141	$ 0